Impairment of Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment of plant and equipment [Abstract]
Impairment loss	$ 17,691,318	$ 8,442,050	$ 138,294,783
Impairment loss in relation to deconsolidated subsidiary		3,304,125
Impairment loss in relation to abandoned group of long-lived assets			102,363,799
Discontinued operation loss in relation to abandoned group of long-lived assets			$ 2,312,736